Interest in Other Entities	6 Months Ended
Jun. 30, 2020
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 4 - INTEREST IN OTHER ENTITIES:

a.	Gix Internet Ltd.

The table below provide summarized financial information for Gix Internet.

Summarized balance sheet:

	June 30, 2020	December 31, 2019
	USD in thousands (*)
Currents assets
Cash and cash equivalents	3,296	3,712
Other current assets	7,003	7,285
Total current assets	10,299	10,997
Non-current assets	8,381	9,201
Current liabilities
Financial liabilities (excluding trade payables)	1,217	1,270
Other current liabilities	7,365	8,375
Total current liabilities	8,582	9,645
Non-current liabilities
Financial liabilities (excluding trade payables)	544	800
Other non-current liabilities	1,810	2,310
Total non-current liabilities	2,354	3,110
Net assets	7,744	7,443

Equity attributable to Gix shareholders	3,367	3,378

Non-controlling interests	4,377	4,065

Summarized statement of comprehensive income:

	Six months ended June 30, 2020	September 4, 2019 - December 31, 2019
	USD in thousands (**)

Revenue	18,017	12,081
Gross profit	4,444	3,252
Profit (loss for the period)	262	(3,153)
Other comprehensive loss	-	(609)
Total comprehensive profit (loss)	262	(3,762)

(*)	translated at the closing rate at the date of that balance sheet

(**)	translated at average exchange rates for the period

b.	Matomy Ltd.

On February 18, 2020, the Company purchased 2,284,865 shares of Matomy Media Group Ltd. ("Matomy"), which represents 2.32% of its issued and outstanding share capital. On March 24, 2020 the Company completed an additional purchase of 22,326,246 shares of Matomy, raising its aggregate holdings in Matomy to 24.99% of Matomy's issued and outstanding share capital and achieved a significant influence in Matomy. As a consequence, the Company gained significant influence over this investment and the investment was reclassified from a financial asset at fair value through profit or loss to an associate.

Matomy together with its subsidiaries offered and provided a portfolio of proprietary programmatic data-driven platforms focusing on two core activities of domain monetization and mobile digital advertising to advertisers, advertising agencies, apps developers and domain owners, primarily in the United States and Europe. In the period spanning from mid-2017 through December 2019, Matomy exited all its activities.

Since June 23, 2020 Matomy's securities were suspended from trading on London Stock Exchange and TASE.

Upon acquisition of the investment on Matomy the difference between the cost of the investment and Medigus' share of the net fair value of the assets and liabilities of Matomy amounted to USD 546 thousands. The difference was recorded in the consolidated statement of loss and comprehensive loss as amortization of the excess purchase price of an associate.

The carrying amount of the investment presented in Medigus at the time of the transaction was USD 137 thousands, including fair value losses of USD 16 thousands that had been recognized in profit or loss. The group's accounting policy for step acquisitions of associates is to measure the cost as the sum of the fair value of the interest previously held plus the fair value of the additional consideration transferred (totaling USD 1,601 thousand). The carrying amount of equity-accounted investments has changed as follows:

Six months ended June 30, 2020
USD in thousands
Fair value as of March 24, 2020	137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Share of net profit of associate accounted for using the equity method	66
End of the period	1,121

The table below provide summarized financial information for Matomy.

Summarized balance sheet:

June 30, 2020
USD in thousands
Currents assets
Cash and cash equivalents	4,984
Other current assets	2,939
Total current assets	7,923
Non-current assets	-
Current liabilities
Financial liabilities (excluding trade payables)	3,317
Other current liabilities	-
Total current liabilities	3,317
Non-current liabilities
Financial liabilities (excluding trade payables)	-
Other non-current liabilities	105
Total non-current liabilities	105
Net assets
4,501
Equity attributable to Matomy shareholders

Non-controlling interests	-

Summarized statement of comprehensive income:

March 24, 2020 - June 30, 2020
USD in thousands

Revenue	-
Gross profit	-
General and administrative expenses	(401)
Change in fair value of investment in financial assets	535
Other financial income	129
Profit for the period	263
Other comprehensive loss	-
Total comprehensive profit	263